Segments (Details) - Schedule of operating results of the group - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue		$ 10,118
Segment results - operating income (loss) *		(9,895)
Non-operating income		14,393
Finance income (loss)		(347)
Profit ( Loss) before taxes on income		4,151
Tax benefit (expense) on income		(105)	$ (9)	$ 1
Segment results - profit (loss)		4,046
Total segments’ assets*	[1]	59,730
Total segments’ liabilities		(8,297)
General [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue		2,400
Segment results - operating income (loss) *		(2,271)
Non-operating income		2,509
Finance income (loss)		555
Profit ( Loss) before taxes on income		793
Segment results - profit (loss)		793
Total segments’ assets*	[1]	33,695
Total segments’ liabilities		(1,571)
E-commerce [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue		6,509
Segment results - operating income (loss) *		(932)
Finance income (loss)		(629)
Profit ( Loss) before taxes on income		(1,561)
Tax benefit (expense) on income		21
Segment results - profit (loss)		(1,540)
Total segments’ assets*	[1]	7,412
Total segments’ liabilities		(6,159)
Online [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue		1,185
Segment results - operating income (loss) *		(3,229)
Finance income (loss)		(206)
Profit ( Loss) before taxes on income		(3,435)
Segment results - profit (loss)		(3,435)
Total segments’ assets*	[1]	9,357
Total segments’ liabilities		(4,282)
Others [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
External revenue		24
Segment results - operating income (loss) *		(3,531)
Non-operating income		494
Finance income (loss)		(15)
Profit ( Loss) before taxes on income		(3,052)
Segment results - profit (loss)		(3,052)
Total segments’ assets*	[1]	11,692
Total segments’ liabilities		(399)
Adjustments and eliminations [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
Segment results - operating income (loss) *		68
Non-operating income		11,390
Finance income (loss)		(52)
Profit ( Loss) before taxes on income		11,406
Tax benefit (expense) on income		(126)
Segment results - profit (loss)		11,280
Total segments’ assets*	[1]	(2,926)
Total segments’ liabilities		$ 4,114

[1]	Includes equity loss of USD 823 thousands in relation to Gix. For the operating results of Gix, refer to Note 3f.